Other equity investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Investments
Unlisted equity securities	¥ 189,129		¥ 189,129		$ 29,834
Dividend income	¥ 1,120	$ 177	¥ 1,281	¥ 507
Qilu Stem Cells
Investments
Percentage equity interest acquired	24.00%	24.00%	24.00%
Dividend income	¥ 0		¥ 0	¥ 0